Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent events
13. Subsequent events
The Company reviewed for subsequent events through April 9, 2020, the date the consolidated financial statements were issued and June 8, 2020, the date the revised consolidated financial statements were issued, to ensure that these consolidated financial statements include appropriate disclosure of events both recognized in the consolidated financial statements as of December 31, 2019 and events which occurred subsequently but were not recognized in the consolidated financial statements. The Company has concluded that no subsequent events have occurred that require disclosure, except as described below.
(a)
Issuance and sale of Series C
In January 2020, the Company issued and sold 19,936,296 shares of Series C at a price of $5.5914 per share, for gross proceeds of $111.5 million. The terms of the Series C are substantially the same as the terms of the Series A and Series B except for the liquidation preference per share, which is equal to the per share price paid. In connection with the issuance, the Company increased the number of authorized shares of Preferred Stock from 26,425,664 shares to 46,361,960 shares. Because the price per share of the Series C in this transaction was lower than the Conversion Price of the Company’s Series B, in accordance with the Company’s certificate of incorporation, as amended and restated, the Conversion Price of Series B was adjusted from $16.1540 to $14.2180 per share (when rounded to the nearest ten-thousandth).
As a result, the 10,974,644 outstanding shares of Series B as of December 31, 2019 became convertible into 7,059,406 shares of common stock.
(b)
Increase in shares available for issuance under the 2017 Plan
In January 2020, the number of shares of common stock authorized for issuance under the 2017 Plan was increased from 8,407,405 shares to 10,275,717 shares.
(c)
Grant of stock options under the 2017 Plan
On March 5, 2020, the Company granted options with service-based vesting criteria for the purchase of an aggregate of 947,411 shares of common stock, at an exercise price of $5.16 per share. The aggregate grant-date fair value of these options was $3.4 million, which is expected to be recognized over approximately four years.
On March 5, 2020, the Company granted options with performance-based vesting criteria for the purchase of an aggregate of 717,198 shares of common stock, at an exercise price of $5.16 per share. The aggregate grant-date fair value of these options was $2.3 million, which will be recognized once it becomes probable that the milestone will be achieved and the shares will vest.
On March 31, 2020, the Company granted options with service-based vesting criteria for the purchase of an aggregate of 63,834 shares of common stock, at an exercise price of $5.25 per share. The aggregate grant-date fair value of these options was $0.2 million, which is expected to be recognized over approximately four years.
(d)
Reverse stock split
The Company’s Board of Directors and stockholders approved a one-for-1.7663
reverse stock split of the Company’s common stock that became effective on June 5, 2020. All share and per share amounts in the consolidated financial statements and notes thereto have been retroactively adjusted for all periods presented to give effect to this reverse split and adjustment of the Preferred Stock conversion ratios.